Subsequent Events (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CAD	Dec. 31, 2012 USD ($)
Subsequent Events 1	680,000	680,000
Subsequent Events 2	480,000	480,000
Subsequent Events 3	200,000	200,000
Subsequent Events 4		0.67
Subsequent Events 5	0.65
Subsequent Events 6	25.00%	25.00%
Subsequent Events 7	37,500	37,500
Subsequent Events 8	995,500	995,500
Subsequent Events 9	995,500	995,500
Subsequent Events 10	0
Subsequent Events 11	472
Subsequent Events 12	472
Subsequent Events 1			362,500
Subsequent Events 2			362,500
Subsequent Events 3			0
Subsequent Events 4			172,000
Subsequent Events 5			$ 172,000